Pension and Post-Retirement and Post-Employment Benefits - Schedule of Benefit Obligations and Plan Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension benefit liability	$ 713	$ 1,660
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Other assets	10	6
Accrued liabilities	0	0
Pension benefit liability	713	1,660
Post-retirement and post-employment benefit liability	0	0
Net unfunded status	703	1,654
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Other assets	0	0
Accrued liabilities	63	60
Pension benefit liability	0	0
Post-retirement and post-employment benefit liability	1,800	1,797
Net unfunded status	$ 1,863	$ 1,857